UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1 – Schedule of Investments.

The Henssler Equity Fund

Schedule of Investments

January 31, 2006 (Unaudited)

		Shares	Value
COMMON STOCK	99.12%
Consumer Discretionary	10.13%

Building-Residential/Commercial
Lennar Corp.		45,300	$2,833,968

Consumer Products Miscellaneous
Fortune Brands Inc.		18,000	1,349,280

Multimedia
The Walt Disney Co.		127,325	3,222,596

Services
Dollar General Corp.		137,000	2,315,300

Retail-Major Department Stores
Target Corp.		84,870	4,646,633

Total Consumer Discretionary			14,367,777

Consumer Staples	11.88%

Beverages-Non-alcoholic
Pepsico, Inc.		87,675	5,013,256

Cosmetics & Toiletries
Alberto-Culver Co.		51,000	2,259,300
Church & Dwight Inc		86,000	3,164,800
Procter & Gamble Co.		31,500	1,865,745
			7,289,845

Food-Wholesale/Distribution
Sysco Corp.		110,450	3,388,606

Retail-Drug Stores
Walgreen Co.		26,770	1,158,606

Total Consumer Staples			16,850,313

Energy	11.43%

Energy - Diversified
Energy Select Sector SPDR		95,000	5,477,700

Oil Company - Integrated
BP p.l.c. ADR		63,900	4,620,609
Exxon Mobil Corp.		72,514	4,550,253
			9,170,862

Oil-Field Services
Oil Service Holders Trust		10,000	1,558,000

Total Energy			16,206,562

Financials	19.72%

Commercial Banks-Southern US
Synovus Financial Corp.		98,000	2,711,660

Commercial Banks-Super Regional US
Fifth Third Bancorp		61,000	2,291,770

Finance-Diversified Services
Citigroup, Inc.		99,000	4,611,420

Insurance-Multi-Line
Lincoln National		54,400	2,966,432

Investment management/Advisory Services
Goldman Sachs Group, Inc.		38,100	5,381,625
T. Rowe Price Group, Inc.		41,300	3,156,559
			8,538,184
Money Center Banks
Bank of America Corp.		119,100	5,267,793
The Bank of New York Co., Inc.		50,000	1,590,500
			6,858,293

Total Financials			27,977,759

Healthcare	16.04%

Biotechnology - Diversified
iShares NASDAQ Biotechnology Index Fund*		14,000	1,127,280

Healthcare-Distributor & Services
Omnicare, Inc.		71,000	3,528,700

Medical Instruments
Stryker Corp.		41,500	2,070,850

Medical Products
Baxter International, Inc.		42,500	1,566,125
Johnson & Johnson		68,170	3,922,502
			5,488,627
Medical-Drugs
Eli Lilly & Co.		38,700	2,191,194
Teva Pharmaceutical Industries Ltd. ADR		40,175	1,712,660
			3,903,854
Medical-HMO
UnitedHealth Group, Inc.		111,600	6,631,272

Total Healthcare			22,750,583

Industrials	10.57%

Auto-Medium & Heavy Duty Trucks
PACCAR, Inc.		62,943	4,380,833

Diversified Manufacturing
Emerson Electric Co.		51,000	3,949,950
General Electric Co.		90,535	2,965,021
Illinois Toll Works, Inc.		43,800	3,691,902
			10,606,873

Total Industrials			14,987,706

Information Technology	13.64%

Computer Software
Microsoft Corp.		124,400	3,501,860

Computer-Micro
Dell, Inc. *		90,700	2,658,417
International Business Machines Corp.		36,500	2,967,450
			5,625,867
Data Processing/Management
Automatic Data Processing, Inc.		47,500	2,087,150

Electronic Components-Semiconductors
Applied Materials, Inc.		138,200	2,632,710
Intel Corp.		64,940	1,381,274
			4,013,984
Networking Products
Cisco Systems Inc.*		74,000	1,374,180

Office Automation & Equipment
Diebold Inc.		31,000	1,212,410

Semi-Conductor
Maxim Integrated Products, Inc.		37,500	1,539,000

Total Information Technology			19,354,451

Materials	5.71%

Materials- Diversified
Materials Select Sector SPDR		255,000	8,093,700

Total Materials			8,093,700

TOTAL COMMON STOCK (COST $113,461,298)			140,588,851

SHORT-TERM INVESTMENTS	0.67%	Amount

Fifth Third Institutional Money Market Fund, 4.24%† (COST $956,523)		956,523	956,523

TOTAL INVESTMENTS (Cost $114,417,821)	99.79%		141,545,374

OTHER ASSETS IN EXCESS OF LIABILITIES	0.21%		296,908

NET ASSETS	100.00%		$141,842,282

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

† Variable rate security, the coupon rate shown represents the rate at January 31, 2006

Cost for federal income tax purposes is $114,349,384 and net unrealized appreciation consists of :

Gross Unrealized Appreciation	$28,701,182
Gross Unrealized Depreciation	(1,642,066)
Net Unrealized Appreciation	$27,059,116

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 29, 2006

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	March 29, 2006